United States
                       Securities and Exchange Commission
                              Washington, DC 20549




                                    FORM N-Q


   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
   MANAGEMENT INVESTMENT COMPANY


   Investment Company Act file number 811-01920
                                      ---------

   -------------------------------------------------------------------

       (Exact name of registrant as specified in charter)

                                  Stralem Fund

   -------------------------------------------------------------------

      (Address of principal executive offices) (Zip code)

           645 Madison Ave, New York, NY         10022
   -------------------------------------------------------------------

                     (Name and address of agent for service)


   Registrant's telephone number, including area code: (212) 888-8123
                                                       --------------

   Date of fiscal year end: December 31, 2004
                            -----------------

   Date of reporting period: March 31, 2005
                             --------------

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.


STRALEM BALANCED FUND
-------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2005
(unaudited)

Number of
Shares/Face Value                                                             Market Value
-----------------                                                             ------------
                        Common stocks (57.30%):
                           Electric Utilities (3.05%):
     22,600                Consolidated Edison, Inc.                         $   953,268
     22,200                Progress Energy, Inc                                  931,290
                        Health Care-Equipment (2.44%):
    *23,800                Boston Scientific Corp                                 697,102
     15,900                Medtronic Inc.                                         810,105
                        Health Care-Managed Care (6.01%):
     38,900                UnitedHealth Group, Inc                              3,710,282
                        Household Appliances (4.05%):
     36,900                Whirlpool Corp.                                      2,499,237
                        Insurance-Multi-Line (7.18%):
     33,400                American International Group                         1,850,694
     35,200                Loews Corporation                                    2,588,256
                        Insurance-Property/Casualty (3.44%):
     40,700                MBIA, Inc.                                           2,127,796
                        Oil & Gas-Exploration/Production (1.98%)
     15,600                Kerr-McGee Corporation                               1,221,948
                        Oil & Gas-Integrated (1.67%)
     17,700                ChevronTexaco Corporation                            1,032,087
                        Pharmaceuticals (7.99%):
     38,900                Abbott Laboratories                                  1,813,518
     27,200                Johnson & Johnson                                    1,826,752
     49,400                Pfizer Incorporated                                  1,297,738
                        Restaurants (4.39%):
     87,100                McDonald's Corporation                               2,712,294
                        Retail-Home Improvement (7.46%):
     57,900                Home Depot, Inc                                      2,214,096
     41,900                Lowes Companies, Inc                                 2,392,071
                        Semiconductor (2.68%):
     71,300                Intel Corp.                                          1,656,299
                        Services-Data Processing (2.76%):
    *37,200                Computer Sciences Corp                               1,705,620
                        Systems Software (2.20%):
     56,200                Microsoft Corp.                                      1,358,354
                                                                              -----------
                                                                               35,398,807
                                                                              -----------



STRALEM BALANCED FUND
--------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2005
(unaudited)


Number of
Shares/Face Value                                                               Market Value
-----------------                                                               ------------
                       United States Government obligations (39.66%):
                          Treasury bonds and notes:
   $  2,000,000              February 15, 2006; 5.625%                            2,040,000
   $  9,000,000              February 15, 2007: 2.25%                             8,760,938
    $13,000,000              May 15, 2009; 5.5%                                  13,702,813
                                                                                -----------
                                                                                 24,503,751
                                                                                -----------

                        Money market mutual funds (3.04%):
                             Dreyfus NY Muni Money Market Fund                    1,878,331
                                                                                -----------

                       Total Portfolio (cost $52,924,624)                      $ 61,780,889
                                                                               ============

     *Nonincome producing




STRALEM EQUITY FUND
-------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2005
(unaudited)

     Number of
 Shares/Face Value                                                             Market Value
 -----------------                                                             ------------
                      Common stocks (90.97%):
                         Electric Utilities (11.89%):
     33,750                 Ameren Corp.                                      $    1,654,088
     38,400                 Consolidated Edison, Inc.                              1,619,712
     40,000                 Progress Energy, Inc                                   1,678,000
     50,400                 Southern Co.                                           1,604,232
                         Gas Utilities (3.06%):
     43,300                 KeySpan Corporation                                    1,687,401
                         Health Care-Equipment (1.92%):
    *17,350                 Boston Scientific Corp                                   508,182
     10,800                 Medtronic Inc.                                           550,260
                         Health Care-Managed Care (4.07%):
     23,500                 UnitedHealth Group, Inc                                2,241,430
                         Household Appliances (3.89%):
     31,650                 Whirlpool Corp.                                        2,143,655
                         Insurance-Multi-Line (6.51%):
     28,600                 American International Group                           1,584,726
     27,300                 Loews Corporation                                      2,007,369
                         Insurance-Property/Casualty (3.16%):
     33,300                 MBIA, Inc.                                             1,740,924
                         Oil & Gas-Exploration/Production (8.03%):
     25,400                 Burlington Resources, Inc                              1,271,778
     40,300                 Kerr-McGee Corporation                                 3,156,699
                         Oil & Gas-Integrated (7.35%):
     44,500                 ChevronTexaco Corporation                              2,594,795
     20,500                 Occidental Petroleum Corp.                             1,458,985
                         Oil & Gas-Refining/Marketing (5.56%):
     29,600                 Sunoco, Inc                                            3,064,192
                         Packaged Foods/Meats (4.17%):
    103,700                 Sara Lee Corporation                                   2,297,992
                         Pharmaceuticals (7.23%):
     29,300                 Abbott Laboratories                                    1,365,966
     18,450                 Johnson & Johnson                                      1,239,102
     52,600                 Pfizer Incorporated                                    1,381,802
                         Restaurants (3.31%):
     58,600                 McDonald's Corporation                                 1,824,804
                         Retail-Home Improvement (6.61%):
     45,200                 Home Depot, Inc                                        1,728,448
     33,600                 Lowes Companies, Inc                                   1,918,224
                         Semiconductor (2.20%):
     52,200                 Intel Corp.                                            1,212,606
                         Services-Data Processing (2.29%):
    *27,500                 Computer Sciences Corp.                                1,260,875
                         Systems Software (2.04%):
     46,550                 Microsoft Corp.                                        1,125,114
                         Thrift & Mortgage Financing (4.37%):
     38,150                 Federal Home Loan Mortgage Corp.                       2,411,080
                         Tobacco (3.31%):
     27,900                 Altria Group, Inc                                      1,824,381
                                                                                 -----------
                                                                                  50,156,822
                                                                                 -----------




STRALEM EQUITY FUND
-----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES
March 31, 2005
(unaudited)


       Number of
   Shares/Face Value                                                        Market Value
   -----------------                                                        ------------
                          United States Treasury Bills (4.52%):
      $1,500,000             April 28, 2005                                    1,497,060
      $1,000,000             May 26, 2005                                        995,997
                                                                           -------------

                                                                               2,493,057
                                                                           -------------

                          Money market mutual funds (4.51%):
                             Dreyfus NY Muni Money Market Fund                 2,487,588
                                                                           -------------

                          Total Portfolio (cost $47,069,465)               $  55,137,467
                                                                           =============

*Nonincome producing

Item 2. Controls and Procedures.

     (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3. Exhibits.

   Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Stralem Fund
-----------------------------------------

By /s/ Philippe E. Baumann
   --------------------------
   Philippe E. Baumann
   President

Date  4/20/05
    ----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Hirschel B. Abelson
   -----------------------
   Hirschel B. Abelson
   Treasurer

Date 4/20/05
     ---------------------------

                                  CERTIFICATION


I, Philippe E. Baumann, certify that:


     1.   I have reviewed this report on Form N-Q of Stralem Fund;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: 4/20/05                    /s/ Philippe E. Baumann
      -------------------        -------------------------
                                 Philippe E. Baumann
                                 President

                                  CERTIFICATION


I, Hirschel B. Abelson, certify that:


     1.   I have reviewed this report on Form N-Q of Stralem Fund;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

          (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

          (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: 4/20/05                   /s/ Hirschel B. Abelson
      -------------------       -------------------------
                                Signature - Hirschel B. Abelson
                                           Treasurer